SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | ₪			₪ 222,351	₪ 220,088	₪ 209,577
Transportation | ₪			1,579	1,523	1,603
Depreciation and amortization | ₪			2,323	2,287	2,203
Maintenance | ₪			5,202	3,881	3,858
Other costs and expenses | ₪			2,062	1,278	2,107
Cost of sales, gross | ₪			233,517	229,057	219,348
Change in finished goods | ₪			4,128	(11,472)	18,104
Cost of sales | ₪			₪ 237,645	₪ 217,585	₪ 237,452
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | $		$ 64,134
Transportation | $		455
Depreciation and amortization | $		670
Maintenance | $		1,500
Other costs and expenses | $		595
Cost of sales, gross | $		67,354
Change in finished goods | $		1,191
Cost of sales | $	[1]	$ 68,545

[1]	Convenience Translation into US Dollars.